Borrowings (Details) - RBC Credit Facility - CAD ($)	Sep. 30, 2025	Sep. 30, 2024
Borrowings
Cash collateral amount	$ 47,500	$ 30,000
Short term guaranteed investment certificate	$ 47,500	$ 30,000